Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Reserves

	2020	2019
	RMB	RMB
Capital Reserve
Beginning balance	133,308	133,308

Ending balance	133,308	133,308

Statutory Common Reserve Fund (a)
Beginning balance	197,282	194,245
Transfer from retained earnings	6,275	3,037

Ending balance	203,557	197,282

Special Reserve-Safety Fund Reserve
Beginning balance	12,443	13,831
Safety fund reserve	(1,633)	(1,388)

Ending balance	10,810	12,443

Currency Translation Differences (b)
Beginning balance	(28,939)	(33,067)
Currency translation differences	(3,909)	4,128

Ending balance	(32,848)	(28,939)

Other Reserves
Beginning balance	(10,083)	(8,718)

Transaction with non-controlling interests	—	(2,007)
Fair value changes in equity investments measured at fair value through other comprehensive income	(22)	96
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	(441)	417
Other	(99)	129

Ending balance	(10,645)	(10,083)

	304,182	304,011

(a)
Pursuant to the PRC regulations and the Company’s Articles of Association, the Company is required to transfer 10% of its net profit, as determined under the PRC accounting regulations, to a Statutory Common Reserve Fund (“Reserve Fund”). Appropriation to the Reserve Fund may cease when the fund aggregates to 50% of the Company’s registered capital. The transfer to this reserve must be made before distribution of dividends to shareholders.

The Reserve Fund shall only be used to make good previous years’ losses, to expand the Company’s production operations, or to increase the capital of the Company. Upon approval of a resolution of shareholders’ in a general meeting, the Company may convert its Reserve Fund into share capital and issue bonus shares to existing shareholders in proportion to their original shareholdings or to increase the nominal value of each share currently held by them, provided that the balance of the Reserve Fund after such issuance is not less than 25% of the Company’s registered capital.

(b)	The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

(c)
According to the relevant PRC regulations, the distributable reserve is the lower of the retained earnings computed under PRC accounting regulations and IFRS. As of December 31, 2020, the Company’s distributable reserve amounted to RMB 619,102 (December 31, 2019: RMB 590,727).